Investment Securities	12 Months Ended
Dec. 31, 2025
Investment Securities [Abstract]
Investment Securities
(3)	Investment Securities

(a)	Debt securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2025
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$31,939	$18	$185	$31,772
State and political subdivisions	9	-	-	9
Mortgage backed securities and collateralized mortgage obligations - residential	221,611	543	15,864	206,290
Corporate bonds	59,972	99	139	59,932
Small Business Administration - guaranteed participation securities	12,427	-	717	11,710
Other	689	16	-	705
Total securities available for sale	$326,647	$676	$16,905	$310,418

(dollars in thousands)	December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government sponsored enterprises	$86,833	$4	$1,220	$85,617
State and political subdivisions	18	-	-	18
Mortgage backed securities and collateralized mortgage obligations - residential	239,420	114	26,406	213,128
Corporate bonds	45,033	-	452	44,581
Small Business Administration - guaranteed participation securities	15,471	-	1,330	14,141
Other	688	12	-	700
Total securities available for sale	$387,463	$130	$29,408	$358,185

The following table categorizes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2025, based on the securities’ final maturity. Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty. Securities not due at a single maturity are shown separately.

(dollars in thousands)	Amortized	Fair
	Cost	Value

Due in one year or less	$24,987	$24,820
Due in after one year through five years	65,622	65,600
Due after five years through ten years	2,000	1,998
Mortgage backed securities and collateralized mortgage obligations - residential	221,611	206,290
Small Business Administration - guaranteed participation securities	12,427	11,710
	$326,647	$310,418
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2025
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$1,998	$2	$24,756	$183	$26,754	$185
Mortgage backed securities and collateralized mortgage obligations - residential	-	-	178,551	15,864	178,551	15,864
Corporate bonds	34,842	139	-	-	34,842	139
Small Business Administration - guaranteed participation securities	-	-	11,710	717	11,710	717

Total	$36,840	$141	$215,017	$16,764	$251,857	$16,905

(dollars in thousands)	December 31, 2024
	Less than		12 months
	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unreal.	Fair	Unreal.	Fair	Unreal.
	Value	Loss	Value	Loss	Value	Loss
U.S. government sponsored enterprises	$11,961	$38	$68,651	$1,182	$80,612	$1,220
Mortgage backed securities and collateralized mortgage obligations - residential	12,346	280	194,636	26,126	206,982	26,406
Corporate bonds	-	-	44,581	452	44,581	452
Small Business Administration - guaranteed participation securities	-	-	14,141	1,330	14,141	1,330

Total	$24,307	$318	$322,009	$29,090	$346,316	$29,408

The proceeds from sales, calls/paydowns and maturities of securities available for sale, and gross realized gains and gross realized losses from sales during 2025, 2024, and 2023 are as follows:

	Years ended December 31,
(dollars in thousands)	2025	2024	2023

Proceeds from sales	$-	$-	$-
Proceeds from calls/paydowns	86,019	68,119	53,503
Proceeds from maturities	70,059	70,608	5,008
Gross realized losses	-	-	-
Gross realized gains	-	-	-

The amount of securities pledged to secure short-term borrowings and for other purposes amounted to $188.5 million and $149.5 million at December 31, 2025 and 2024, respectively. There was no allowance for credit losses recorded for securities available for sale as of December 31, 2025 and 2024, respectively. All securities are performing in accordance with contractual terms.
(b)	Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2025
(dollars in thousands)		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Mortgage backed securities and collateralized mortgage obligations - residential	$4,339	$90	$40	$4,389
Total held to maturity	$4,339	$90	$40	$4,389

	December 31, 2024
(dollars in thousands)		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	Losses	Value
Mortgage backed securities and collateralized mortgage obligations - residential	$5,365	$45	$104	$5,306
Total held to maturity	$5,365	$45	$104	$5,306

The following table categorizes the debt securities included in the held to maturity portfolio as of December 31, 2025, based on the securities’ final maturity. Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty. Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized	Fair
	Cost	Value
Mortgage backed securities and collateralized mortgage obligations - residential	$4,339	4,389
	$4,339	4,389

Gross unrealized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

December 31, 2025
	Less than		12 months
(dollars in thousands)	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unrec.	Fair	Unrec.	Fair	Unrec.
	Value	Loss	Value	Loss	Value	Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$123	$-	$1,485	$40	$1,608	$40

Total	$123	$-	$1,485	$40	$1,608	$40

December 31, 2024
	Less than		12 months
(dollars in thousands)	12 months		or more		Total
		Gross		Gross		Gross
	Fair	Unrec.	Fair	Unrec.	Fair	Unrec.
	Value	Loss	Value	Loss	Value	Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$592	$7	$2,047	$97	$2,639	$104

Total	$592	$7	$2,047	$97	$2,639	$104
There was no allowance for credit losses recorded for held to maturity securities during 2025, 2024 and 2023 and as of December 31, 2025 and 2024. As of December 31, 2025 and 2024, there were no securities on non-accrual status and all securities were performing in accordance with contractual terms. All securities were investment grade.

(c) Equity Securities

During the year ended December 31, 2024, Visa Inc. accepted the Company’s tender of its 6,528 shares of Visa Class B-1 common stock in exchange for a combination of Visa Class B-2 common stock and Visa Class C common stock. As a result, the Company marked it Visa Class C common stock to fair value and recorded an unrealized gain of $1.4 million. The Visa Class C common stock was sold during 2024, thus resulting in no remaining carrying value on the Company’s Statement of Financial Condition. The Company originally obtained the shares in 2008. The carrying value of Visa B-2 shares is nominal as of December 31, 2025.

(d)	Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2025 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized	Fair
	Cost	Value
Federal National Mortgage Association	$128,639	$120,148
Federal Home Loan Mortgage Corporation	81,772	76,588

(e)	Securities in an unrealized loss position

As of December 31, 2025, the Company’s security portfolio included certain securities which were in an unrealized loss position, and are discussed below.

U.S. government sponsored enterprises

In the case of unrealized losses on U.S. government sponsored enterprises, because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the securities are investment grade rated and there were no material underlying credit downgrades during 2025. As of December 30, 2025, 6 out of 7 securities were in an unrealized loss position. All securities are performing.

Mortgage backed securities and collateralized mortgage obligations – residential

At December 31, 2025, all mortgage backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government sponsored entities and agencies, primarily Ginnie Mae, Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the securities are investment grade rated and there were no material underlying credit downgrades during 2025. As of December 30, 2025, 108 out of 120 securities were in an unrealized loss position. All securities are performing.

Small Business Administration (SBA) - guaranteed participation securities:

At December 31, 2025, all of the SBA securities held by the Company were issued and guaranteed by the U.S. Small Business Administration. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the securities are investment grade rated and there were no material underlying credit downgrades during 2025. As of December 30, 2025, 8 out of 8 securities were in an unrealized loss position. All securities are performing.

Corporate Bonds

At December 31, 2025, corporate bonds held by the Company are investment grade quality. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the securities are investment grade rated and there were no material underlying credit downgrades during 2025. As of December 30, 2025, 4 out of 9 securities were in an unrealized loss position. All securities are performing.